Events occurring after the balance sheet date	9 Months Ended
Sep. 30, 2021
Events occurring after the balance sheet date
Events occurring after the balance sheet date

12.    Events occurring after the balance sheet date

On October 15, 2021, the Company amended its commercial paper program and increased the available borrowing capacity from €1,000,000 to €1,500,000 (see note 5).

No other significant activities have taken place subsequent to the balance sheet date September 30, 2021 that have a material impact on the key figures and earnings presented. Currently, there are no significant changes in the Company’s structure, management, legal form or personnel.